Exhibit 99.17

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300616107	339836	09/27/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $540,000 is supported. No post closing CDA provided.	09/28/2017	Low DTI - 22% DTI on fully documented file. 35% maximum DTI allowed (90% LTV).
9/28/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $540,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300616107	339881	09/28/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	Missing 2016 and 2015 tax returns for both borrower. Per lender guidelines, two years of tax returns are required regardless of income source. No tax returns provided in file.		Low DTI - 22% DTI on fully documented file. 35% maximum DTI allowed (90% LTV).
Client: 10/24/2017 - Investor acknowledges the exception to lender guideline for missing two years tax returns. Two years IRS Transcripts, W2s, VOEs, and YTD paystubs provided for both wage earners. CRED 0087 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300616107	339950	09/28/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance for interim Loan Estimate	10/04/2017	Low DTI - 22% DTI on fully documented file. 35% maximum DTI allowed (90% LTV).	9/29/2017 - Exception is cleared with the attached LE History. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300712706	377056	01/31/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report with all variances satisfactorily addressed by lender. Only fraud summary provided.	02/07/2018
Verified housing payment history - Credit report confirms 75 months satisfactory mortgage rating on current mortgage.; Verified credit history - Oldest tradeline 7/1993, Middle credit scores 776 / 781 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer from xx to Present; Low DTI - 20.05% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 56.31% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves 22 months PITI. 9 months reserves required.
											2/6/2018 - Exception is cleared with the attached fraud report. All variances have been addressed by lender. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300712706	377060	01/31/2018	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing documentation to support the monthly property tax payment considered in qualifying.	02/07/2018
Verified housing payment history - Credit report confirms 75 months satisfactory mortgage rating on current mortgage.; Verified credit history - Oldest tradeline 7/1993, Middle credit scores 776 / 781 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer from xx to Present; Low DTI - 20.05% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 56.31% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves 22 months PITI. 9 months reserves required.
											2/6/2018 -Qualifying property tax payment was calcualted using 2016 tax (rounded) that is listed in the title commitment. CRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300722630	384767	02/21/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,095,000 is supported. No post closing CDA provided.	03/09/2018
Low DTI - 30.94% DTI on fully documented file. 43% maximum allowed. ; Verified reserves - Verified assets after closing of 83.11 mos. 9 months required per guidelines. ; Verified housing payment history - 245 months of current and prior mortgage history paid 0x30 per credit report.

3/8/2018 - 3rd Party Desk Review reflects a value of $1,000,000 resulting in a negative 8.68% variance to the original appraisal value of $1,095,000 which is within acceptable tolerance of 10%. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300728160	388393	03/07/2018	Credit	Missing Tax Transcript(s)	CRED 0091	2	Acknowledged	1) Missing 4506T form for the the 1120 self-employment business. 2) 2015 1120 / 1040 Tax Returns in file are not signed.
Verified credit history - Oldest tradeline 4/1982, Middle credit scores 792/797 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 71.34% LTV is below the program maximum of 80%.; Low DTI - 28.03% DTI is below the program maximum of 43%.
												Approved	B	B	B	B	B
300645866	347212	10/23/2017	Property	Appraisal value is not supported.	APPR 0003	1	Closed	Missing acknowledgment from borrower that sales price exceeds appraisal value.	11/06/2017
Verified employment history - Verified xx yrs and xx yrs stable employment history per VVOEs ; Verified housing payment history - Verified 59 mo mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 68.49% LTV. Maximum of 80% allowed.

11/3/2017 - Attached lender rebuttal is insufficient to satisfy the exception. Borrowers waived right to receive appraisal 3 days prior to closing. Right to Appraisal disclosure confirms appraisal was to be delivered at closing. Borrower proceeded with the transaction, thus evidencing acknowledgment of the sales price exceeding the appraised value. APPR 0003 Exception Cleared;
												Approved	A	A	A	A	A
300645866	347214	10/23/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $730,000 is supported. No post closing CDA provided.	10/25/2017
Verified employment history - Verified xx yrs and xx yrs stable employment history per VVOEs ; Verified housing payment history - Verified 59 mo mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 68.49% LTV. Maximum of 80% allowed.

10/25/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $730,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300645866	347463	10/24/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
Missing Final Settlement Statement or Closing Disclosure on borrowers prior primary. Proceeds are required for closing. File contains an unsigned, Estimated Settlement statement which is not sufficient.
									11/06/2017
Verified employment history - Verified xx yrs and xx yrs stable employment history per VVOEs ; Verified housing payment history - Verified 59 mo mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 68.49% LTV. Maximum of 80% allowed.
											11/3/2017 - Exception is cleared with the attached final settlement statement for departing residence. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300645866	347467	10/24/2017	Credit	Insufficient verified reserves	CRED 0100	1	Closed	Missing 100% Access letter joint accounts held with persons not a party to the transaction. These funds are required to meet reserve requirements and to confirm earnest money deposit.	11/06/2017
Verified employment history - Verified xx yrs and xx yrs stable employment history per VVOEs ; Verified housing payment history - Verified 59 mo mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 68.49% LTV. Maximum of 80% allowed.

11/3/2017 - Lender defers to agency.  Agency does not require account access letter. Confirmed borrowers name is listed as account owner. Account holder names do not specify "and/or", thus 100% of the account balance can be used for reserves. CRED 0100 Exception Cleared;
												Approved	A	A	A	A	A
300656673	351758	11/10/2017	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	Final CD seller paid commissions does not match to the seller CD.
Verified credit history - Oldest tradeline 8/2001, Middle credit scores 793/804 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 27 months satisfactory mortgage rating on departing residence.; Verified employment history - VOEs confirm both borrowers employment with present employer since xx.
												Approved	B	B	B	B	B
300656673	351767	11/10/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing documentation to evidence that there is no HOA liability for departing residence. Property is indicated to be a townhome.	11/17/2017
Verified credit history - Oldest tradeline 8/2001, Middle credit scores 793/804 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 27 months satisfactory mortgage rating on departing residence.; Verified employment history - VOEs confirm both borrowers employment with present employer since xx.
											11/13/2017 - Exception is cleared with the attached pg 1 of the URAR 1004 appraisal report for departing residence that confirms property is not subject to HOA dues. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300656673	351780	11/10/2017	Compliance	State Prohibitive Fee	COMP 0040	1	Closed	The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender.	11/21/2017
Verified credit history - Oldest tradeline 8/2001, Middle credit scores 793/804 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 27 months satisfactory mortgage rating on departing residence.; Verified employment history - VOEs confirm both borrowers employment with present employer since xx.
											11/13/2017 - This prohibition does not apply to first lien residential mortgages originated by lenders who are creditors. COMP 0040 Exception Cleared;	Approved	A	A	A	A	A
300656673	354230	11/17/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $835,000 is supported. No post closing CDA provided.	11/17/2017
Verified credit history - Oldest tradeline 8/2001, Middle credit scores 793/804 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 27 months satisfactory mortgage rating on departing residence.; Verified employment history - VOEs confirm both borrowers employment with present employer since xx.

11/14/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $835,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300669574	357664	11/30/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Asset statement provided to document 12 months receipt of child support payments does not reflect support being received in 9/2017.	12/12/2017
Verified housing payment history - 283 months of current and prior mortgage paid as agreed per credit report. ; Verified reserves - Post closing reserves of 20.11 months of verified PITI reserves. 9 months of PITI reserves required.
											12/8/2017 - Exception is cleared with the attached borrower signed letter of explanation. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300667760	357708	11/30/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard coverage of $881,160, including extended coverage of 20% is insufficient to meet the Note amount of $1,000,000.Based on documents in file hazard coverage is insufficient.	12/07/2017
Verified employment history - Verified xx yr stable employment history per VVOE; Verified housing payment history - 55 mo mortgage rat paid as agreed per credit report; Verified reserves - Post closing reserves of 65 months of PITI reserves. 9 months of reserves required.
											12/6/2017 - Exception is cleared with the attached insurers cost estimator that confirms dwelling coverage is sufficient to cover the replacement value. HAZ 0004 Exception Cleared;	Approved	A	A	A	A	A
300667760	357997	12/01/2017	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Missing confirmation from appraiser or municipal building/zoning department that rebuild would be allowed if subject is fully destroyed.	12/07/2017
Verified employment history - Verified xx yr stable employment history per VVOE; Verified housing payment history - 55 mo mortgage rat paid as agreed per credit report; Verified reserves - Post closing reserves of 65 months of PITI reserves. 9 months of reserves required.

12/5/2017 - Exception is cleared with the attached amended appraisal report that states, per  City code a non-conforming use can be rebuilt, if destroyed, utilizing the existing footprint. APPR 0002 Exception Cleared;
												Approved	A	A	A	A	A
300670062	361500	12/13/2017	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed	Missing Final Settlement Statement for subject transaction to support the changes disclosed on the post-close CD for dry funding state.	12/18/2017
Verified credit history - Oldest tradeline 11/1992, Middle credit score 807 with no history delinquency reported. Minimum credit score required 720.; Verified employment history - VOE confirms borrowers employment from xx to Present.; Low DTI - DIT 29.41% is below the program maximum of 40%.; Verified reserves - Post closing reserves months PITI. 18 months reserves required.
											12/14/2017 - Exception is cleared with the attached Final Settlement Statement. HUD 0024 Exception Cleared.	Approved	A	A	A	A	A
300670062	361514	12/13/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Missing insurers cost estimator. Dwelling coverage is insufficient to cover the Note amount. Also missing is the Hazard Ins Dec page.	12/18/2017
Verified credit history - Oldest tradeline 11/1992, Middle credit score 807 with no history delinquency reported. Minimum credit score required 720.; Verified employment history - VOE confirms borrowers employment from xx to Present.; Low DTI - DIT 29.41% is below the program maximum of 40%.; Verified reserves - Post closing reserves months PITI. 18 months reserves required.
											12/14/2017 - Exception is cleared with the attached insurers cost estimator and evidence of insurance. HAZ 0004 Exception Cleared;	Approved	A	A	A	A	A
300670062	361558	12/13/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Cleared comment for the Potential Income Issue does not address the issue. All variances must be satisfactorily addressed.	12/20/2017
Verified credit history - Oldest tradeline 11/1992, Middle credit score 807 with no history delinquency reported. Minimum credit score required 720.; Verified employment history - VOE confirms borrowers employment from xx to Present.; Low DTI - DIT 29.41% is below the program maximum of 40%.; Verified reserves - Post closing reserves months PITI. 18 months reserves required.
											12/20/2017 - Exception is cleared with the attached lender response with accompanying VOE and paystub to support. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300670062	361567	12/13/2017	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing letter from from borrowers parents confirming borrower is residing rent free.	12/20/2017
Verified credit history - Oldest tradeline 11/1992, Middle credit score 807 with no history delinquency reported. Minimum credit score required 720.; Verified employment history - VOE confirms borrowers employment from xx to Present.; Low DTI - DIT 29.41% is below the program maximum of 40%.; Verified reserves - Post closing reserves months PITI. 18 months reserves required.
											12/20/2017 - Exception is cleared with the attached letter from borrowers parents confirming borrower has been residing rent free. CRED 0021 Exception Cleared;	Approved	A	A	A	A	A
300616324	342148	10/07/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $890,000 is supported. No post closing CDA provided.	10/11/2017
Verified housing payment history - Qualifying credit score of 774, 740 minimum score required. No derogatory credit. Credit file dates back to 2/2003. 98 months of current and prior mortgage paid 0x30 per credit report.; Verified reserves - Post closing reserves of  20.89 months of verified PITI reserves. 6 months of PITI reserves required.

10/10/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $890,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300616324	342168	10/07/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed
Fraud report lists Alert for additional properties owned. No explanation provided for additional property reporting borrowers name. Missing letter of explanation and/or evidence this property has been sold.
									11/02/2017
Verified housing payment history - Qualifying credit score of 774, 740 minimum score required. No derogatory credit. Credit file dates back to 2/2003. 98 months of current and prior mortgage paid 0x30 per credit report.; Verified reserves - Post closing reserves of  20.89 months of verified PITI reserves. 6 months of PITI reserves required.
											11/1/2017 - Exception is cleared with the attached property report that satisfactorily addresses the potential property ownership issue. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300616324	342179	10/07/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance for Loan Estimate	11/06/2017
Verified housing payment history - Qualifying credit score of 774, 740 minimum score required. No derogatory credit. Credit file dates back to 2/2003. 98 months of current and prior mortgage paid 0x30 per credit report.; Verified reserves - Post closing reserves of  20.89 months of verified PITI reserves. 6 months of PITI reserves required.
											10/13/2017 - Exception re-reviewed and cleared. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300616324	342181	10/07/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the last disclosed Closing Disclosure.	TRID 0120	1	Closed
The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($3,101.00) has decreased below the amount disclosed on the Loan Estimate sent on 2017-08-18, ($6,209.00).
									11/06/2017
Verified housing payment history - Qualifying credit score of 774, 740 minimum score required. No derogatory credit. Credit file dates back to 2/2003. 98 months of current and prior mortgage paid 0x30 per credit report.; Verified reserves - Post closing reserves of  20.89 months of verified PITI reserves. 6 months of PITI reserves required.
											11/2/2017 - Exception is cleared with the attached rate lock extension that documents the reason for the reduction to the lender credit. TRID 0120 Exception Cleared;	Approved	A	A	A	A	A
300616324	342184	10/07/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed	The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2017-08-18: Credit Report Fee.	11/06/2017
Verified housing payment history - Qualifying credit score of 774, 740 minimum score required. No derogatory credit. Credit file dates back to 2/2003. 98 months of current and prior mortgage paid 0x30 per credit report.; Verified reserves - Post closing reserves of  20.89 months of verified PITI reserves. 6 months of PITI reserves required.
											10/13/2017 - Exception is cleared with the attached change of circumstance form for the interim issued LE. TRID 0195 Exception Cleared;	Approved	A	A	A	A	A
300616324	342186	10/07/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing Rate Lock document or evidence of initial rate lock date.	10/30/2017
Verified housing payment history - Qualifying credit score of 774, 740 minimum score required. No derogatory credit. Credit file dates back to 2/2003. 98 months of current and prior mortgage paid 0x30 per credit report.; Verified reserves - Post closing reserves of  20.89 months of verified PITI reserves. 6 months of PITI reserves required.
											10/13/2017 - Exception is cleared with the attached lock confirmation. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300616324	342187	10/07/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing credit inquiry letter	10/16/2017
Verified housing payment history - Qualifying credit score of 774, 740 minimum score required. No derogatory credit. Credit file dates back to 2/2003. 98 months of current and prior mortgage paid 0x30 per credit report.; Verified reserves - Post closing reserves of  20.89 months of verified PITI reserves. 6 months of PITI reserves required.
											10/13/2017 - Exception is cleared with the attached borrower signed letter of explanation for credit inquiry performed that confirms no new debt was obtained. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300616324	342188	10/07/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing 24 months of mortgage/housing history.	10/16/2017
Verified housing payment history - Qualifying credit score of 774, 740 minimum score required. No derogatory credit. Credit file dates back to 2/2003. 98 months of current and prior mortgage paid 0x30 per credit report.; Verified reserves - Post closing reserves of  20.89 months of verified PITI reserves. 6 months of PITI reserves required.
											10/13/2017 - Exception is cleared with the attached VOR. CRED 0001 Exception Cleared;	Approved	A	A	A	A	A
300616324	342189	10/07/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003 REO schedule lists subject property status as S (Sold). Subject is refinance on same property.	10/30/2017
Verified housing payment history - Qualifying credit score of 774, 740 minimum score required. No derogatory credit. Credit file dates back to 2/2003. 98 months of current and prior mortgage paid 0x30 per credit report.; Verified reserves - Post closing reserves of  20.89 months of verified PITI reserves. 6 months of PITI reserves required.
											10/27/2017 - Exception is cleared with the attached borrower initialed correction to the final 1003. APP 0006 Exception Cleared.	Approved	A	A	A	A	A